Segment Disclosure	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Disclosure

Note 4 - Segment Disclosure

ASC 280 “Segment Reporting ”,  establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM  in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and unit and derives revenues mainly from products, licensing rights and affiliate commissions (see Note 1 for a brief description of the Company’s business).

 The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, which is the Company’s chief executive officer, who reviews financial information and annual operating plans for purposes of making operating decisions, evaluating financial performance, and allocating resources.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s net income (loss). This is reviewed against budgeted expectations to assess segment performance and allocate resources. The Company’s segment net loss for September 30, 2025, and 2024 consisted of the following:

Segment Disclosures for the Quarters Ended:

	September 30, 2025	September 30, 2024
Sales
Distribution Income	$65,450	$—
Product Sales	—	18,264
Affiliate Commissions	—	9,804
Net Sales	65,450	28,068

Gross Profit	65,450	18,936
Sales, marketing and support
Marketing costs	29,068	31,918
Professional fees	26,016	22,168
Amortization	6,200	—
Consulting	112,055	1,050
General and Administrative costs	310	347

Net Income (Loss) Before Taxes	$(108,199)	$(36,547)

Note 4 - Segment Disclosure

ASC 280 “Segment Reporting ”,  establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM  in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and unit and derives revenues mainly from products, licensing rights and affiliate commissions (see Note 1 for a brief description of the Company’s business).

 The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, which is the Company’s chief executive officer, who reviews financial information and annual operating plans for purposes of making operating decisions, evaluating financial performance, and allocating resources.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s net income (loss). This is reviewed against budgeted expectations to assess segment performance and allocate resources. The Company’s segment net loss for 2024  and 2023 consisted of the following:

Segment Disclosures for the Years Ended:

	December 31, 2024	December 31, 2023

Total Assets	$36,510	$147,253
Sales
Up Protein Bars	43,224	—
Affiliate Commissions	123,622	145,085
Dog Pain formula	4,750	—
Net Sales	171,596	145,085

Cost of sales	21,645	13,023
Gross Profit	149,951	132,062
Sales, marketing and support
Marketing costs	148,093	23,562
Professional fees	51,838	18,442
Consulting	5,133	316,173
Amortization	4,800	—
Loss on Impairment	5,000	—
General and Administrative costs	4,459	4,506

Net Loss Before Taxes	$69,372	$230,621